Financial Instruments and Fair Value - Schedule of Reconciliation of Cash and Non-Cash Movements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Cash and Non-Cash Movements [Abstract]
Financial Derivative Instruments, Beginning balance			$ 192
Contingent Consideration, Beginning balance		67,856	65,962
Cash movements
Financial Derivative Instruments, Contingent considerations payments
Contingent Consideration, Contingent considerations payments		(27,971)	(555)
Non-cash movements
Financial Derivative Instruments, Recognition of initial consideration for ExoDx acquisition
Contingent Consideration, Recognition of initial consideration for ExoDx acquisition		4,539
Financial Derivative Instruments, Recognition of the ExoDx contingent consideration
Contingent Consideration, Recognition of the ExoDx contingent consideration		6,273
Financial Derivative Instruments, Recognition of the Innovation Platform contingent consideration
Contingent Consideration, Recognition of the Innovation Platform contingent consideration		470
Financial Derivative Instruments, Settlement of the ExoDx obligation through issuance of shares
Contingent Consideration, Settlement of the ExoDx obligation through issuance of shares		(4,539)
Financial Derivative Instruments, Exact Sciences 5-year warrant	[1]
Contingent Consideration, Exact Sciences 5-year warrant	[1]		(1,116)
Financial Derivative Instruments, Innovatus embedded derivative convertible call option	[2]		(27)
Contingent Consideration, Innovatus embedded derivative convertible call option	[2]
Financial Derivative Instruments, Fair value changes through profit and loss			(165)
Contingent Consideration, Fair value changes through profit and loss		9,744	3,565
Financial Derivative Instruments, Ending balance
Contingent Consideration, Ending balance		$ 56,372	$ 67,856

[1]	Reclassified to equity in 2024
[2]	Fair value adjusted to zero given full repayment of Innovatus loan